Income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Loss before tax	€ (86,002)	€ (57,521)	€ (41,365)
Income tax benefit at tax rate of 29.825%	25,650	17,156	12,337
Adjustments of deferred tax assets	(25,022)	(15,850)	(11,196)
Adjustments for local tax rates	23	(62)	(41)
Non deductible expenses	(755)	(1,434)	(803)
Other	102	188	(298)
Income taxes	€ (2)	€ (2)	€ (1)